Receivables, Net - Summary of Receivables, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Insurance premium receivables	$ 100,527	$ 103,149	$ 107,824
Servicing fee receivables	59,664	54,794	45,573
Income tax receivables	47,766	53,495	20,825
Receivables related to Non-Residual Trusts	36,181	43,545	53,975
Other receivables	48,900	67,126	30,835
Total receivables	293,038	322,109	259,032
Less: Allowance for uncollectible receivables	(4,209)	(2,914)	(23)
Receivables, net	$ 288,829	$ 319,195	$ 259,009